Shareholder Report, Holdings (Details)	Sep. 30, 2025
Advisors Capital Total Return - Equity Fund | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.19%
Advisors Capital Total Return - Equity Fund | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.62%
Advisors Capital Total Return - Equity Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.25%
Advisors Capital Total Return - Equity Fund | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.63%
Advisors Capital Total Return - Equity Fund | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.77%
Advisors Capital Total Return - Equity Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.71%
Advisors Capital Total Return - Equity Fund | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Advisors Capital Total Return - Equity Fund | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.33%
Advisors Capital Total Return - Equity Fund | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.22%
Advisors Capital Total Return - Equity Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
Advisors Capital Total Return - Equity Fund | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	1.54%
Advisors Capital Total Return - Equity Fund | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.27%
Advisors Capital Total Return - Equity Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Advisors Capital Small/Mid Cap Fund | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.25%
Advisors Capital Small/Mid Cap Fund | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.19%
Advisors Capital Small/Mid Cap Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.96%
Advisors Capital Small/Mid Cap Fund | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.19%
Advisors Capital Small/Mid Cap Fund | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.23%
Advisors Capital Small/Mid Cap Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.79%
Advisors Capital Small/Mid Cap Fund | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.32%
Advisors Capital Small/Mid Cap Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	1.24%
Advisors Capital Small/Mid Cap Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Advisors Capital Tactical Fixed Income Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.66%
Advisors Capital Tactical Fixed Income Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	1.34%
Advisors Capital Active All Cap Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.93%
Advisors Capital Active All Cap Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	1.07%
Advisors Capital Growth Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.97%
Advisors Capital Growth Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	2.03%
Advisors Capital International Fund | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.59%
Advisors Capital International Fund | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.98%
Advisors Capital International Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
Advisors Capital International Fund | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.67%
Advisors Capital International Fund | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.13%
Advisors Capital International Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.56%
Advisors Capital International Fund | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.21%
Advisors Capital International Fund | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.18%
Advisors Capital International Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
Advisors Capital International Fund | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.18%
Advisors Capital International Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	1.92%